Intangible assets and goodwill (Tables)	12 Months Ended
Mar. 31, 2018
Intangible assets and goodwill
Reconciliation of changes in intangible assets and goodwill, including gross, amortization, and net amounts

	Computer software and Websites	Intellectual property rights	Agent / Supplier/ relationship	Customer relationship	Non compete agreement	Trademarks	Goodwill	Intangible under development	Total
At March 31, 2016	702,935	52,175	222,169	—	3,200	271,329	653,666	145,395	2,050,869
Additions	382,492	5,000	—	—	—	—	—	391,687	779,179
Disposals/adjustment	—	—	—	—	—	—	—	(370,455)	(370,455)
Effects of movements in foreign exchange rates	(181)	(1,155)	—	—	—	—	—	—	(1,336)

At March 31, 2017	1,085,246	56,020	222,169	—	3,200	271,329	653,666	166,627	2,458,257

Acquisitions through business combinations (refer to Note 43)	898	—	—	134,682	16,861	—	307,520	—	459,961
Additions	532,290	—	—	—	—	—	—	475,119	1,007,409
Disposals/adjustment	—	—	—	—	—	—	—	(529,618)	(529,618)
Effects of movements in foreign exchange rates	(462)	278	—	—	—	—	—	—	(184)

At March 31, 2018	1,617,972	56,298	222,169	134,682	20,061	271,329	961,186	112,128	3,395,825

Amortization
At March 31, 2016	423,962	44,150	115,314	—	2,707	53,631	—	—	639,764
Charge for the year	172,336	6,831	17,097	—	492	13,937	—	—	210,693
Disposals	—	—	—	—	—	—	—	—	—
Effects of movements in foreign exchange rates	(91)	(1,213)	(1)	—	1	1	—	—	(1,303)

At March 31, 2017	596,207	49,768	132,410	—	3,200	67,569	—	—	849,154

Charge for the year	279,564	1,401	17,097	5,986	3,066	13,936	—	—	321,050
Disposals	—	—	—	—	—	—	—	—	—
Effects of movements in foreign exchange rates	79	277	—	—	—	2	—	—	358

At March 31, 2018	875,850	51,446	149,507	5,986	6,266	81,507	—	—	1,170,562

At March 31, 2017	489,039	6,252	89,759	—	—	203,760	653,666	166,627	1,609,103

At March 31, 2018	742,122	4,852	72,662	128,696	13,795	189,822	961,186	112,128	2,225,263

Schedule of carrying amount of goodwill

	March 31,
	2017	2018
TSI Yatra Private Limited	103,670	103,670
Yatra TG Stays Private Limited and Yatra Hotel Solutions Private Limited	549,996	549,996
Air Travel Bureau Limited (refer to Note 43)	—	307,520

Total	653,666	961,186

Summary of key assumptions used in calculations of value in use for CGUs
	March 31,
	2017	2018
Discount rate	18%	18%
Terminal Value growth rate	5% - 7.5%	5%
EBITDA margin over next 5 years	6.5% - 38%	10.7% - 56.4%